Quarterly Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 34,068	$ 32,988	$ 32,977	$ 33,272	$ 33,547	$ 27,888	$ 22,648	$ 21,095	$ 14,277	$ 6,755	$ 4,278	$ 2,799	$ 133,305	$ 105,178	$ 28,109
Net income (loss)	$ (2,052)	$ (2,986)	$ (1,214)	$ (2,979)	$ (330)	$ (6,108)	$ 4,999	$ 46	$ (4,347)	$ (4,773)	$ (2,913)	$ (599)	$ (9,231)	$ (1,393)	$ (12,632)
Basic weighted-average shares outstanding (in shares)					97,070,924	96,400,048	95,915,695	95,040,086
Basic net income (loss) per share (in dollars per share)					$ 0.00	$ (0.06)	$ 0.05	$ 0.00
Diluted weighted-average shares outstanding (in shares)					97,070,924	96,400,048	95,929,948	95,040,288
Diluted net income (loss) per share (in dollars per share)					$ 0.00	$ (0.06)	$ 0.05	$ 0.00
Basic and diluted weighted-average shares outstanding (in shares)	99,253,815	99,152,942	98,359,167	97,448,826					92,685,013	61,255,619	29,000,403	12,997,881	98,557,238	96,113,056	49,231,737
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)					$ (0.05)	$ (0.08)	$ (0.10)	$ (0.05)	$ (0.09)	$ (0.01)	$ (0.26)